UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21698
                                                     ---------

            The Gabelli Global Gold, Natural Resources & Income Trust
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2006
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                            [LOGO OMITTED]
                                                            THE GABELLI
                                                            GLOBAL GOLD,
                                                            NATURAL RESOURCES
                                                            & INCOME TRUST

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

                               Semi-Annual Report
                                 June 30, 2006



TO OUR SHAREHOLDERS,

      During the second quarter of 2006, the Gabelli Global Gold, Natural Resources & Income Trust's (the "Fund") total return was 3.0% on a net asset value ("NAV") basis, compared to gains of 0.7%, 6.8%, and 4.6% for the Chicago Board Options Exchange ("CBOE") S&P 500 Buy/Write Index, Philadelphia Gold & Silver Index, and the Amex Energy Select Sector Index, respectively, and a decline of 0.1% for the Lehman Brothers Government/Corporate Bond Index. For the six month period ended June 30, 2006, the Fund's NAV total return was 10.0% versus advances of 4.9%, 12.7%, and 13.6% for the CBOE S&P 500 Buy/Write Index, Philadelphia Gold & Silver Index, and the Amex Energy Select Sector Index, respectively, and a decline of 1.2% for the Lehman Brothers Government/Corporate Bond Index. The Fund's market price on June 30, 2006 was $22.25, which equates to a 4.6% discount to its NAV of $23.31. The Fund's market price declined 0.6% during the second quarter but gained 6.0% during the six month period ended June 30, 2006.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2006.

COMPARATIVE RESULTS
-----------------------------------------------------------------------------------------------------------
                                    AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                                    ------------------------------------------------
                                                                                                    Since
                                                                          Year to                 Inception
                                                               Quarter      Date      1 Year      (3/31/05)
                                                               -------     ------     ------      ---------
  GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
    NAV RETURN (B) ..........................................   2.97%      10.03%      29.11%      26.49%
    INVESTMENT RETURN (C) ...................................  (0.55)       5.95       22.71       17.16
  CBOE S&P 500 Buy/Write Index (BXM) ........................   0.68        4.88        8.45        7.39
  Philadelphia  Gold and Silver Index .......................   6.83       12.71       56.14       42.24
  Amex Energy Select Sector Index ...........................   4.59       13.57       29.30       26.79
  Lehman Brothers Gov't/Corporate Bond Index ................  (0.14)      (1.15)      (1.52)       1.50

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE CBOE S&P 500 BUY/WRITE INDEX IS AN UNMANAGED BENCHMARK INDEX DESIGNED TO REFLECT THE RETURN ON A PORTFOLIO THAT CONSISTS OF A LONG POSITION IN THE STOCKS IN THE S&P 500 INDEX AND A SHORT POSITION IN AN S&P 500 (SPX) CALL OPTION. THE PHILADELPHIA GOLD & SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE AMEX ENERGY SELECT SECTOR INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE U.S. COMPANIES INVOLVED IN THE DEVELOPMENT OR PRODUCTION OF ENERGY PRODUCTS. THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED MARKET VALUE WEIGHTED INDEX THAT TRACKS THE TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR DENOMINATED OBLIGATIONS. DIVIDENDS AND INTEREST INCOME IS CONSIDERED REINVESTED.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN BASED ON AN INITIAL NAV OF $19.06.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)


The  following  table  presents   portfolio  holdings  as  a  percent  of  total
investments as of June 30, 2006:




LONG POSITIONS
Metals and Mining ................................   61.5%
Energy and Energy Services .......................   35.9%
Specialty Chemicals ..............................    1.1%
Paper and Forest Products ........................    0.9%
Diversified Industrial ...........................    0.3%
U.S. Government Obligations ......................    0.3%
                                                    ------
                                                    100.0%
                                                    ======

SHORT POSITIONS
Diversified Industrial ...........................  (0.3)%
Call Options Written .............................  (5.4)%
                                                    ------
                                                    (5.7)%
                                                    ======


THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST (THE "FUND") FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH YEAR FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

SHAREHOLDER MEETING - MAY 15, 2006 - FINAL RESULTS

      The Annual Meeting of Shareholders was held on May 15, 2006 at the Greenwich Library in Greenwich, Connecticut. At that meeting, shareholders elected James P. Conn, Salvatore M. Salibello, and Anthonie C. van Ekris as Trustees of the Fund. There were 17,141,023 votes, 17,132,015 votes, and 17,108,871 votes cast in favor of each Trustee and 133,332 votes, 142,340 votes and 165,484 votes withheld, respectively.

      Anthony  J.  Colavita,   Mario  d'Urso,   Vincent  D.  Enright,  Frank  J.
Fahrenkopf, Jr., Michael J. Melarkey, and Salvatore J. Zizza continue to serve in their capacities as Trustees.

      We thank you for your participation and appreciate your continued support.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

                                                          MARKET
   SHARES                                     COST         VALUE
   ------                                     ----        -------
             COMMON STOCKS -- 99.7%
             DIVERSIFIED INDUSTRIAL -- 0.3%
     18,200  Greif Inc., Cl. B ...........$  1,172,071  $  1,259,440
                                          ------------  ------------
             ENERGY AND ENERGY SERVICES -- 35.9%
    135,600  BG Group plc, ADR ...........   5,374,556     9,068,928
    148,000  BJ Services Co. .............   4,644,195     5,514,480
     71,000  BP plc, ADR .................   4,763,155     4,942,310
     20,000  Chesapeake
              Energy Corp. ...............     574,300       605,000
     99,600  Chevron Corp. ...............   5,796,878     6,181,176
     97,000  ConocoPhillips (d) ..........   5,957,973     6,356,410
    107,000  Devon Energy Corp. (d) ......   6,165,803     6,463,870
     30,000  Diamond Offshore
              Drilling Inc. ..............   1,593,939     2,517,900
    104,300  Exxon Mobil Corp. (d) .......   6,074,100     6,398,805
    196,800  GlobalSantaFe Corp. .........  11,412,230    11,365,200
    123,500  Halliburton Co. (d) .........   7,418,610     9,164,935
     50,000  James River Coal Co.+ .......   1,753,537     1,324,500
     31,600  Kerr-McGee Corp. ............   1,630,908     2,191,460
     68,500  Marathon Oil Corp. ..........   4,093,837     5,706,050
    114,000  Murphy Oil Corp. (d) ........   5,668,660     6,368,040
     20,000  Nabors Industries Ltd.+ .....     781,017       675,800
    130,000  Noble Corp. (d) .............   8,219,034     9,674,600
     40,000  Oceaneering
              International Inc.+ ........   1,510,300     1,834,000
     90,000  Rowan Companies Inc. ........   2,779,713     3,203,100
     15,000  Sasol Ltd., ADR .............     558,334       579,600
     84,400  Suncor Energy Inc. ..........   4,713,847     6,837,244
     60,000  Tesoro Corp. ................   3,427,597     4,461,600
    113,800  Total SA, ADR ...............   7,142,330     7,456,176
     75,000  Transocean Inc.+ ............   3,836,298     6,024,000
    163,500  Valero Energy Corp. (d) .....   7,510,265    10,876,020
    131,000  Weatherford
              International Ltd.+ ........   3,956,567     6,500,220
    153,000  Williams Companies Inc. .....   3,633,561     3,574,080
     74,500  XTO Energy Inc. (d) .........   2,412,829     3,298,115
                                          ------------  ------------
                                           123,404,373   149,163,619
                                          ------------  ------------
             METALS AND MINING -- 61.5%
    471,900  Agnico-Eagle
              Mines Ltd. (d) .............   8,582,787    15,610,452
     10,000  Alcoa Inc. ..................     323,780       323,600
    150,000  Anglo American plc ..........   5,238,089     6,152,338
    180,000  AngloGold Ashanti
              Ltd., ADR ..................   8,014,582     8,661,600
     90,000  Arch Coal Inc. ..............   3,712,093     3,813,300
    421,800  Barrick Gold Corp.,
              New York (d) ...............  11,663,206    12,485,280
    100,000  BHP Billiton Ltd., ADR ......   3,510,261     4,307,000
    190,000  Birch Mountain
              Resources Ltd.+ ............   1,308,656       946,200

                                                          MARKET
   SHARES                                     COST         VALUE
   ------                                     ----        -------
     35,000  Cameco Corp. ................$  1,252,914  $  1,398,950
    119,990  Compania de Minas
              Buenaventura SA, ADR .......   3,073,766     3,273,327
    400,000  Eldorado Gold Corp.+ ........   1,951,349     1,942,130
    236,000  Freeport-McMoRan Copper
              & Gold Inc., Cl. B (d) .....  11,014,993    13,076,760
    417,600  Glamis Gold Ltd.+ ...........   8,731,545    15,810,336
    140,000  Gold Fields Ltd. ............   2,877,140     3,163,180
    740,700  Gold Fields Ltd.,
              ADR (d) ....................  12,938,375    16,962,030
    297,500  Goldcorp Inc. (d) ...........   6,692,212     8,990,450
    185,800  Golden Star
              Resources Ltd.+ ............     550,486       549,968
    748,200  Harmony Gold Mining
              Co. Ltd., ADR+ .............  10,638,477    12,188,178
     25,341  Highland Gold
              Mining Ltd.+ ...............     119,796       107,663
    342,500  IAMGOLD Corp., Toronto ......   3,067,632     3,043,626
     28,500  Impala Platinum
              Holdings Ltd. ..............   3,827,794     5,246,146
     61,600  Inco Ltd. ...................   2,708,204     4,059,440
    762,800  Ivanhoe Mines Ltd.,
              New York+ ..................   5,517,323     5,202,296
     98,000  Ivanhoe Mines Ltd.,
              Toronto+ ...................     677,587       663,693
    345,814  Kingsgate
              Consolidated Ltd. ..........   1,325,683     1,320,852
  1,089,700  Kinross Gold Corp.+ (d) .....   6,630,986    11,866,833
  4,015,000  Lihir Gold Ltd.+ ............   4,378,486     8,592,637
    451,000  Meridian Gold Inc.+ .........  10,553,713    14,287,680
    550,000  Newcrest Mining Ltd. ........   7,179,163     8,615,525
    349,400  Newmont Mining Corp. (d) ....  13,485,019    18,493,742
     60,000  Peabody Energy Corp. ........   2,191,120     3,345,000
     80,000  Phelps Dodge Corp. ..........   6,330,902     6,572,800
    668,200  Randgold Resources
              Ltd., ADR+ .................  10,697,175    14,032,200
     45,768  Rio Tinto plc, ADR ..........   9,051,842     9,598,007
     49,400  Teck Cominco Ltd.,
              Cl. B ......................   3,155,485     2,964,089
    197,704  Xstrata plc .................   7,308,755     7,494,743
                                          ------------  ------------
                                           200,281,376   255,162,051
                                          ------------  ------------
             PAPER AND FOREST PRODUCTS -- 0.9%
    100,000  Plum Creek Timber
              Co. Inc. ...................   3,521,762     3,550,000
                                          ------------  ------------
             SPECIALTY CHEMICALS -- 1.1%
     26,000  Dow Chemical Co. ............   1,186,112     1,014,780
     90,000  E.I. du Pont de
              Nemours & Co. ..............   4,267,592     3,744,000
                                          ------------  ------------
                                             5,453,704     4,758,780
                                          ------------  ------------
             TOTAL COMMON STOCKS ......... 333,833,286   413,893,890
                                          ------------  ------------

                See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

  PRINCIPAL                                               MARKET
   AMOUNT                                     COST         VALUE
   ------                                     ----        -------

             U.S. GOVERNMENT OBLIGATIONS -- 0.3%
 $1,228,000  U.S. Treasury Bills,
              4.854% to 4.923%++,
              08/10/06 to 09/07/06 .......$  1,217,717  $  1,217,818
                                          ------------  ------------
TOTAL INVESTMENTS -- 100.0% ..............$335,051,003   415,111,708
                                          ============

SECURITIES SOLD SHORT
  (Proceeds received $1,265,596) .......................  (1,364,272)

CALL OPTIONS WRITTEN
  (Premiums received $20,103,961) ...................... (22,309,125)

OTHER ASSETS AND LIABILITIES (NET) .....................  24,767,971
                                                        ------------

NET ASSETS -- COMMON STOCK
  (17,851,705 common shares outstanding) ...............$416,206,282
                                                        ============
NET ASSET VALUE PER COMMON SHARE
  ($416,206,282 / 17,851,705 shares outstanding) .......      $23.31
                                                              ======

   SHARES
  --------

             COMMON STOCKS SOLD SHORT -- (0.3)%
             DIVERSIFIED INDUSTRIAL -- (0.3)%
    (18,200) Greif Inc., Cl. A .........................$ (1,364,272)
                                                        ------------
             TOTAL COMMON STOCKS SOLD SHORT
               (Total Proceeds $1,265,596) .............$ (1,364,272)
                                                        ============

             OPTION CONTRACTS WRITTEN -- (5.4)%
  NUMBER OF                           EXPIRATION DATE/
  CONTRACTS                            EXERCISE PRICE
  ---------                           ----------------
             CALL OPTIONS WRITTEN -- (5.4)%
        536  Agnico-Eagle Mines Ltd. .....Aug. 06/30    $    246,560
      1,635  Agnico-Eagle Mines Ltd. .....Aug. 06/35         310,650
      1,300  Agnico-Eagle Mines Ltd. .....Nov. 06/30         780,000
        248  Agnico-Eagle Mines Ltd. .....Nov. 06/35          91,760
      1,000  Agnico-Eagle Mines Ltd. .....Nov. 06/40         220,000
         50  Alcoa Inc. ..................Jul. 06/35           1,250
         50  Alcoa Inc. ..................Jul. 06/37.50          375
        150  Anglo American plc(b) .......Sep. 06/2179       515,237
        650  AngloGold Ashanti Ltd., ADR .Jul. 06/45         253,500
        750  AngloGold Ashanti Ltd., ADR .Jul. 06/50          82,500
        150  AngloGold Ashanti Ltd., ADR .Aug. 06/50          32,250
        250  AngloGold Ashanti Ltd., ADR .Oct. 06/55          52,500

   NUMBER OF                            EXPIRATION DATE/    MARKET
   CONTRACTS                             EXERCISE PRICE     VALUE
   ---------                             --------------     -----
        400  Arch Coal Inc. ..............Jul. 06/40    $    152,000
        500  Arch Coal Inc. ..............Jul. 06/50          15,000
      1,598  Barrick Gold Corp. ..........Jul. 06/27.50      359,550
      1,220  Barrick Gold Corp. ..........Jul. 06/30          79,300
      1,400  Barrick Gold Corp. ..........Jul. 06/35           7,000
        750  BHP Billiton Ltd., ADR ......Aug. 06/45         112,500
        250  BHP Billiton Ltd., ADR ......Aug. 06/50          12,500
        480  BJ Services Co. .............Jul. 06/32.5       237,600
        700  BJ Services Co. .............Jul. 06/40          28,000
        300  BJ Services Co. .............Jul. 06/45           1,500
        155  BP plc, ADR .................Jul. 06/65          79,050
        100  BP plc, ADR .................Jul. 06/70          13,500
        400  BP plc, ADR .................Jul. 06/80           2,000
         55  BP plc, ADR .................Oct. 06/75           7,837
        200  Chesapeake Energy Corp. .....Oct. 06/32.50       36,000
        500  Chevron Corp. ...............Jul. 06/65          15,000
        248  Chevron Corp. ...............Sep. 06/65          34,720
        248  Chevron Corp. ...............Dec. 06/65          64,480
        800  Compania de Minas
              Buenaventura SA, ADR .......Jul. 06/27         140,160
        400  ConocoPhillips ..............Jul. 06/65          80,000
        320  ConocoPhillips ..............Jul. 06/70           9,600
        250  ConocoPhillips ..............Aug. 06/70          27,500
        220  Devon Energy Corp. ..........Jul. 06/55         127,600
        300  Devon Energy Corp. ..........Jul. 06/60          70,500
        250  Devon Energy Corp. ..........Jul. 06/65          18,750
        300  Devon Energy Corp. ..........Oct. 06/65         108,000
        300  Diamond Offshore
              Drilling Inc. ..............Sep. 06/85         183,000
        100  Dow Chemical Co. ............Jul. 06/40           3,500
        160  Dow Chemical Co. ............Sep. 06/45           2,400
        200  E.I. Du Pont de
              Nemours & Co. ..............Jul. 06/42.50       10,000
        700  E.I. Du Pont de
              Nemours & Co. ..............Aug. 06/45          15,750
      4,000  Eldorado Gold Corp.(a) ......Aug. 06/6.58         8,958
        424  Exxon Mobil Corp. ...........Jul. 06/60         110,240
        519  Exxon Mobil Corp. ...........Jul. 06/65          12,975
        100  Exxon Mobil Corp. ...........Jul. 06/67.50          500
        100  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ...........Jul. 06/40         155,500
        900  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ...........Jul. 06/60          72,000
        250  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ...........Aug. 06/55         105,000
        255  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ...........Aug. 06/65          25,500
        855  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ...........Nov. 06/60         376,200
        500  Glamis Gold Ltd. ............Jul. 06/32.50      292,700

                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

   NUMBER OF                            EXPIRATION DATE/    MARKET
   CONTRACTS                             EXERCISE PRICE     VALUE
   ---------                             --------------     -----
             OPTION CONTRACTS WRITTEN  (CONTINUED)
             CALL OPTIONS WRITTEN (CONTINUED)
      1,250  Glamis Gold Ltd. ............Aug. 06/30    $  1,075,000
        650  Glamis Gold Ltd. ............Aug. 06/35         312,000
      1,000  Glamis Gold Ltd. ............Aug. 06/40         210,000
        776  Glamis Gold Ltd. ............Nov. 06/45         207,580
        926  GlobalSantaFe Corp. .........Jul. 06/60          92,600
      1,000  GlobalSantaFe Corp. .........Jul. 06/65          15,000
         42  GlobalSantaFe Corp. .........Oct. 06/75           2,730
      1,757  Gold Fields Ltd., ADR .......Jul. 06/20         544,670
      1,500  Gold Fields Ltd., ADR .......Jul. 06/22.50      187,500
      1,850  Gold Fields Ltd., ADR .......Jul. 06/25          64,750
      1,200  Gold Fields Ltd., ADR .......Oct. 06/20         492,000
      1,500  Gold Fields Ltd., ADR .......Oct. 06/25         270,000
      1,000  Gold Fields Ltd., ADR .......Oct. 06/30          70,000
        490  Goldcorp Inc. ...............Jul. 06/27.50      147,000
      1,000  Goldcorp Inc. ...............Jul. 06/30         135,000
        250  Goldcorp Inc. ...............Jul. 06/35           3,750
      1,235  Goldcorp Inc. ...............Aug. 06/32.50      164,255
      1,858  Golden Star
              Resources Ltd. .............Jan. 07/5           55,740
        233  Halliburton Co. .............Jul. 06/80          11,650
        502  Halliburton Co. .............Jul. 06/85           5,020
        500  Halliburton Co. .............Oct. 06/85         127,500
      1,807  Harmony Gold Mining
              Co. Ltd., ADR ..............Jul. 06/15         298,155
      1,650  Harmony Gold Mining
              Co. Ltd., ADR ..............Aug. 06/15         313,500
      2,725  Harmony Gold Mining
              Co. Ltd., ADR ..............Aug. 06/17.50      190,750
      1,300  Harmony Gold Mining
              Co. Ltd., ADR ..............Aug. 06/20          32,500
      1,000  IAMGOLD Corp.(a) ............Aug. 06/10          29,114
      2,425  IAMGOLD Corp.(a) ............Aug. 06/11         152,065
        191  Inco Ltd. ...................Jul. 06/50         303,690
        250  Inco Ltd. ...................Jul. 06/55         273,750
        175  Inco Ltd. ...................Jul. 06/60         103,250
        800  Ivanhoe Mines Ltd. ..........Jul. 06/7.50        10,000
      6,000  Ivanhoe Mines Ltd. ..........Sep. 06/7.50       300,000
        820  Ivanhoe Mines Ltd. ..........Sep. 06/8.50        23,534
        988  Ivanhoe Mines Ltd. ..........Dec. 06/7.50        83,980
         18  Kerr-McGee Corp. ............Jul. 06/50          35,280
        116  Kerr-McGee Corp. ............Jul. 06/52.50      197,780
        245  Kingsgate
              Consolidated Ltd.(c) .......Sep. 06/
                                          6.83319              1,882
      4,000  Kinross Gold Corp. ..........Jul. 06/10         340,000
      4,626  Kinross Gold Corp. ..........Aug. 06/10         485,730
      2,000  Kinross Gold Corp. ..........Nov. 06/12.50      180,000
      1,900  Lihir Gold Ltd.(c) ..........Aug. 06/2.30       705,947
        115  Lihir Gold Ltd.(c) ..........Sep. 06/2.332       45,292

   NUMBER OF                            EXPIRATION DATE/    MARKET
   CONTRACTS                             EXERCISE PRICE     VALUE
   ---------                             --------------     -----

      2,000  Lihir Gold Ltd.(c) ..........Sep. 06/2.50  $    624,206
         20  Marathon Oil Corp. ..........Jul. 06/80           9,800
        300  Marathon Oil Corp. ..........Jul. 06/85          54,000
        135  Marathon Oil Corp. ..........Aug. 06/85          51,300
        100  Marathon Oil Corp. ..........Oct. 06/85          57,500
        150  Marathon Oil Corp. ..........Oct. 06/90          54,000
      2,316  Meridian Gold Inc. ..........Jul. 06/30         567,420
        780  Meridian Gold Inc. ..........Oct. 06/30         370,500
      1,414  Meridian Gold Inc. ..........Oct. 06/35         360,570
        990  Murphy Oil Corp. ............Jul. 06/55         247,500
        150  Murphy Oil Corp. ............Aug. 06/55          46,500
        200  Nabors Industries Ltd. ......Jul. 06/35          10,000
        350  Newcrest Mining Ltd. (c) ....Sep. 06/23.747     130,043
      1,494  Newmont Mining Corp. ........Jul. 06/55         119,520
      1,750  Newmont Mining Corp. ........Sep. 06/55         437,500
        250  Newmont Mining Corp. ........Sep. 06/60          25,000
        300  Noble Corp. .................Jul. 06/70         165,000
        500  Noble Corp. .................Sep. 06/75         290,000
        300  Noble Corp. .................Sep. 06/80         108,000
        200  Noble Corp. .................Sep. 06/85          36,000
        200  Oceaneering
              International Inc. .........Jul. 06/40         102,000
        200  Oceaneering
              International Inc. .........Oct. 06/42.50      116,000
        100  Peabody Energy Corp. ........Sep. 06/45         126,500
        300  Peabody Energy Corp. ........Sep. 06/55         177,000
        200  Peabody Energy Corp. ........Sep. 06/60          70,000
        440  Phelps Dodge Corp. ..........Jul. 06/95          15,400
        100  Phelps Dodge Corp. ..........Jul. 06/100          1,500
        160  Phelps Dodge Corp. ..........Oct. 06/120          4,400
      1,000  Plum Creek Timber Co. Inc. ..Aug. 06/40          10,000
      2,267  Randgold Resources
              Ltd., ADR ..................Jul. 06/20         374,055
      1,915  Randgold Resources Ltd.,
              ADR ........................Sep. 06/20         440,450
      1,000  Randgold Resources Ltd.,
              ADR ........................Sep. 06/22.50      145,000
      1,500  Randgold Resources Ltd.,
              ADR ........................Sep. 06/25         120,000
         50  Rio Tinto plc, ADR ..........Jul. 06/210         40,000
        400  Rowan Companies Inc. ........Jul. 06/40           8,000
        300  Rowan Companies Inc. ........Jul. 06/45           3,000
        200  Rowan Companies Inc. ........Oct. 06/45          15,000
        150  Suncor Energy Inc. ..........Jul. 06/80          52,500
        194  Suncor Energy Inc. ..........Jul. 06/85          25,220
        500  Suncor Energy Inc. ..........Sep. 06/80         350,000
        294  Teck Cominco Ltd.,
              Cl. B(a) ...................Jul. 06/68          55,308

                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

   NUMBER OF                            EXPIRATION DATE/    MARKET
   CONTRACTS                             EXERCISE PRICE     VALUE
   ---------                             --------------     -----
             OPTION CONTRACTS WRITTEN  (CONTINUED)
             CALL OPTIONS WRITTEN (CONTINUED)
        100  Teck Cominco Ltd.,
              Cl. B(a) ...................Aug. 06/68    $     33,369
        100  Teck Cominco Ltd.,
              Cl. B(a) ...................Aug. 06/70          26,203
        300  Tesoro Corp. ................Jul. 06/70         162,000
        300  Tesoro Corp. ................Aug. 06/75         135,000
        389  Total SA, ADR ...............Jul. 06/65          75,855
        429  Total SA, ADR ...............Aug. 06/65         120,120
        200  Total SA, ADR ...............Aug. 06/70          20,000
        120  Total SA, ADR ...............Aug. 06/140         30,300
        350  Transocean Inc. .............Jul. 06/80          96,250
        400  Transocean Inc. .............Jul. 06/85          34,000
        300  Valero Energy Corp. .........Jul. 06/65          90,000
        450  Valero Energy Corp. .........Sep. 06/62.50      324,000
        585  Valero Energy Corp. .........Sep. 06/65         339,300
        300  Valero Energy Corp. .........Sep. 06/70          93,000
        454  Weatherford
              International Ltd. .........Jul. 06/50          77,180
        356  Weatherford
              International Ltd. .........Aug. 06/50         101,460
        300  Weatherford
              International Ltd. .........Aug. 06/55          36,000
        200  Weatherford
              International Ltd. .........Aug. 06/60           8,000
        230  Williams Companies Inc. .....Jul. 06/22.50       29,900
        700  Williams Companies Inc. .....Aug. 06/22.50      126,000
        600  Williams Companies Inc. .....Aug. 06/25          42,000
        500  XTO Energy Inc. .............Aug. 06/45         100,000
        245  XTO Energy Inc. .............Nov. 06/45          93,100
                                                        ------------
             TOTAL CALL OPTIONS WRITTEN
             (Premiums received $20,103,961) ...........$ 22,309,125
                                                        ============
------------------
(a)  Exercise price denoted in Canadian dollars.
(b)  Exercise price denoted in British pounds.
(c)  Exercise price denoted in Australian dollars.
(d) Securities, or a portion thereof, with a value of $103,919,119 pledged as collateral for options written.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt


                                       % OF
                                      MARKET      MARKET
                                       VALUE       VALUE
                                      ------      -------
GEOGRAPHIC DIVERSIFICATION
LONG POSITIONS
North America ........................  60.0%  $249,109,449
Europe ...............................  14.2     58,852,365
South Africa .........................  11.3     46,800,734
Latin America ........................   9.0     37,513,147
Asia/Pacific .........................   5.5     22,836,013
                                       -----   ------------
                                       100.0%  $415,111,708
                                       =====   ============
SHORT POSITIONS
North America ........................  (3.8)% $(15,960,668)
South Africa .........................  (0.7)    (2,884,575)
Europe ...............................  (0.5)    (1,983,405)
Asia/Pacific .........................  (0.4)    (1,632,369)
Latin America ........................  (0.3)    (1,212,380)
                                       -----   ------------
                                        (5.7)% $(23,673,397)
                                       =====   ============

                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST


                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2006 (UNAUDITED)

ASSETS:
  Investments, at value (cost $335,051,003) .................     $ 415,111,708
  Cash ......................................................        27,805,532
  Receivable for investments sold ...........................         3,050,566
  Dividends receivable ......................................           136,912
  Other assets ..............................................             7,331
                                                                  -------------
  TOTAL ASSETS ..............................................       446,112,049
                                                                  -------------
LIABILITIES:
  Call options written (premiums received $20,103,961) ......        22,309,125
  Securities sold short (proceeds received $1,265,596) ......         1,364,272
  Foreign currency, at value (cost $3,109,133) ..............         3,183,015
  Payable for investments purchased .........................         2,556,233
  Payable for investment advisory fees ......................           346,444
  Payable for payroll expenses ..............................            25,147
  Other accrued expenses and liabilities ....................           121,531
                                                                  -------------
  TOTAL LIABILITIES .........................................        29,905,767
                                                                  -------------
  NET ASSETS applicable to 17,851,705
   shares outstanding .......................................     $ 416,206,282
                                                                  =============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at
    $.001 par value .........................................     $      17,852
  Additional paid-in capital ................................       340,770,629
  Accumulated distributions in excess of net
    realized gain on investments,
    securities sold short, options, and
    foreign currency transactions ...........................        (2,265,331)
  Net unrealized appreciation on investments ................        80,060,705
  Net unrealized depreciation on options ....................        (2,205,164)
  Net unrealized depreciation on securities
    sold short ..............................................           (98,676)
  Net unrealized depreciation on foreign
    currency translations ...................................           (73,733)
                                                                  -------------
  NET ASSETS ................................................     $ 416,206,282
                                                                  =============
NET ASSET VALUE:
  ($416,206,282 / 17,851,705 shares outstanding;
  unlimited number of shares authorized) ....................            $23.31
                                                                         ======

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $56,526) ..............       $  2,215,995
  Interest .................................................            956,342
                                                                   ------------
  TOTAL INVESTMENT INCOME ..................................          3,172,337
                                                                   ------------
EXPENSES:
  Investment advisory fees .................................          2,033,476
  Payroll expenses .........................................             79,008
  Shareholder communications expenses ......................             59,324
  Trustees' fees ...........................................             33,381
  Legal and audit fees .....................................             30,373
  Interest expense .........................................             19,578
  Custodian fees ...........................................             15,628
  Shareholder services fees ................................             10,151
  Miscellaneous expenses ...................................             46,273
                                                                   ------------
  TOTAL EXPENSES ...........................................          2,327,192
  Less: Custodian fee credits ..............................             (3,731)
                                                                   ------------
  NET EXPENSES .............................................          2,323,461
                                                                   ------------
  NET INVESTMENT INCOME ....................................            848,876
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS, SECURITIES SOLD SHORT,
  OPTIONS, AND FOREIGN CURRENCY:
  Net realized gain on  investments ........................         34,811,683
  Net realized loss on securities
    sold short .............................................         (1,847,586)
  Net realized loss on options .............................        (16,452,982)
  Net realized loss on foreign
    currency transactions ..................................            (30,322)
                                                                   ------------
  Net realized gain on investments and
    loss on securities sold short, options,
    and foreign currency transactions ......................         16,480,793
  Net change in unrealized appreciation/
    depreciation on investments, options,
    securities sold short, and foreign
     currency translations .................................         21,258,104
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS, SECURITIES SOLD SHORT,
    OPTIONS, AND FOREIGN CURRENCY ..........................         37,738,897
                                                                   ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................       $ 38,587,773
                                                                   ============


                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2006      PERIOD ENDED
                                                                        (UNAUDITED)    DECEMBER 31, 2005(A)
                                                                       -------------   --------------------
OPERATIONS:
  Net investment income ............................................   $     848,876     $   1,253,495
  Net realized gain on investments, securities sold short,
    options, and foreign currency transactions .....................      16,480,793        14,653,127
  Net change in unrealized appreciation/depreciation on investments, securities sold short, options, and foreign
    currency translations ..........................................      21,258,104        56,425,028
                                                                       -------------     -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............      38,587,773        72,331,650
                                                                       -------------     -------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income ............................................        (863,349)*      (1,321,765)
  Net realized short-term gain on investments, securities
    sold short, options, and foreign currency transactions .........     (14,112,230)*     (19,204,278)
                                                                       -------------     -------------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS .......................     (14,975,579)      (20,526,043)
                                                                       -------------     -------------
FUND SHARE TRANSACTIONS:
  Net increase in net assets from common shares issued upon
    reinvestment of dividends and distributions and
    common shares issued in offering ...............................       2,385,104       339,007,369
  Offering costs for common shares charged to paid-in-capital ......            --            (704,000)
                                                                       -------------     -------------
  NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ..........       2,385,104       338,303,369
                                                                       -------------     -------------
  NET INCREASE IN NET ASSETS .......................................      25,997,298       390,108,976
NET ASSETS:
  Beginning of period ..............................................     390,208,984           100,008
                                                                       -------------     -------------
  End of period (including undistributed net
    investment income of $0 and $14,473, respectively) .............   $ 416,206,282     $ 390,208,984
                                                                       =============     =============

----------------
(a) The Gabelli Global Gold, Natural Resources & Income Trust commenced investment operations on March 31, 2005.
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION. The Gabelli Global Gold, Natural Resources & Income Trust (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on January 4, 2005 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund sold 5,236 shares to Gabelli Funds, LLC (the "Adviser") for $100,008 on March 10, 2005. Investment operations commenced on March 31, 2005 upon the settlement of the sale of 16,600,000 shares of beneficial interest in the amount of $316,396,000 (net of underwriting fees and expenses of $15,604,000). In addition, on May 12, 2005, the Fund issued 1,000,000 shares of beneficial interest in the amount of $19,060,000 (net of underwriting fees and expenses of $940,000) in conjunction with the exercise of the underwriters' overallotment option. The Adviser agreed to pay all the Fund's organizational costs and the amount by which the Fund's offering costs (other than the underwriting fees) exceed $0.04 per common share.

     The Fund's primary investment objective is to provide a high level of current income. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in "gold-related" activities ("Gold Companies"). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers ("Natural Resources Companies"). The Fund may invest in the securities of companies located anywhere in the world.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2006, there were no open repurchase agreements.

     OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

     In the case of call options, these exercise prices are referred to as "in-the-money", "at-the-money", and "out-of-the-money", respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at June 30, 2006 are reported within the Schedule of Investments.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's net asset value and a magnified effect in its total return.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2005 reclassifications were made to increase accumulated net investment income by $82,743 and to increase distributions in excess of net realized gains on investments by $82,743.

     The tax character of distributions paid during the fiscal year ended December 31, 2005 was $20,526,043 of ordinary income (inclusive of short-term capital gains).

     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

     As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

          Net unrealized appreciation on investments,
            foreign payables and receivables .......... $ 63,215,442
          Net unrealized depreciation on options ......  (12,758,273)
          Net unrealized depreciation on
            foreign currency ..........................      (40,450)
          Undistributed ordinary income
            (inclusive of short-term capital gain) ....    1,287,437
          Undistributed long-term gain ................      101,451
                                                        ------------
          Total ....................................... $ 51,805,607
                                                        ============

     The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at June 30, 2006:

                                                   GROSS             GROSS         NET UNREALIZED
                                  COST/         UNREALIZED        UNREALIZED        APPRECIATION/
                                PREMIUMS       APPRECIATION      DEPRECIATION      (DEPRECIATION)
                                --------       ------------      ------------       ------------
         Investments ........$339,311,024      $82,330,055      $ (6,529,371)       $75,800,684
         Options written .... (20,103,961)       5,917,496        (8,122,660)        (2,205,164)
         Short sales ........  (1,265,596)              --           (98,676)           (98,676)
                                               -----------      ------------        -----------
                                               $88,247,551      $(14,750,707)       $73,496,844
                                               ===========      ============        ===========

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser on the first business day of each month a fee for the previous month equal on an annual basis to 1.00% of the value of the Fund's average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs.

     The cost of calculating the Fund's net asset value ("NAV") per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2006, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

     The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $4,052 for the six months ended June 30, 2006, which is included in payroll expenses in the Statement of Operations.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, aggregated $244,405,865 and $237,253,046, respectively.
     Options activity for the Fund for the six months ended June 30, 2006 was as follows:

                                                  NUMBER OF
                                                  CONTRACTS          PREMIUMS
                                                  ---------          --------
    Options outstanding at December 31, 2005 ...   114,275        $ 14,725,899
    Stock splits on options ....................     1,830                  --
    Options written ............................   314,289          40,476,381
    Options closed .............................  (125,855)        (21,990,659)
    Options expired ............................  (108,016)         (7,077,482)
    Options exercised ..........................   (80,346)         (5,859,046)
    Options purchased ..........................    (3,402)           (590,250)
    Options sold ...............................     2,448             419,118
                                                  --------        ------------
    Options outstanding at June 30, 2006 .......   115,223        $ 20,103,961
                                                  ========        ============

5. CAPITAL. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 7.50% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2006, the Fund did not repurchase any shares of beneficial interest in the open market.
     Transactions in shares of beneficial interest were as follows:

                                             SIX MONTHS ENDED
                                               JUNE 30, 2006               PERIOD ENDED
                                                (UNAUDITED)            DECEMBER 31, 2005 (A)
                                           -----------------------   -----------------------
                                            SHARES        AMOUNT        SHARES       AMOUNT
                                           -------      ----------   ----------  -----------
  Initial seed capital, March 10, 2005 ...      --              --        5,236 $    100,008
  Shares issued in offering ..............      --              --   17,600,000  335,456,000
  Shares issued upon reinvestment of
    dividends and distributions .......... 105,724      $2,385,104      140,745    2,847,369
                                           -------      ----------   ---------- ------------
  Net increase ........................... 105,724      $2,385,104   17,745,981 $338,403,377
                                           =======      ==========   ========== ============

-----------------
(a) The Gabelli Global Gold, Natural Resources & Income Trust commenced investment operations on March 31, 2005.

6. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund. The staff's notice to the Adviser did not relate to the Fund.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2006        PERIOD ENDED
                                                               (UNAUDITED)      DECEMBER 31, 2005(E)
                                                              -------------     --------------------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ......................   $  21.99               $  19.06(f)
  Net investment income .....................................       0.05                   0.08
  Net realized and unrealized gain on investments ...........       2.11                   4.01
                                                                --------               --------
  Total from investment operations ..........................       2.16                   4.09
                                                                --------               --------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income .....................................      (0.05)*                (0.07)
  Net realized short-term gains on investments,
    securities sold short, options, and foreign
    currency transactions ...................................      (0.79)*                (1.09)
                                                                --------               --------
  Total distributions to common shareholders ................      (0.84)                 (1.16)
                                                                --------               --------
FUND SHARE TRANSACTIONS:
  Decrease in net asset value from
    common share transactions ...............................      (0.00)(b)              (0.00)(b)
                                                                --------               --------
  Total fund share transactions .............................      (0.00)(b)              (0.00)(b)
                                                                --------               --------
  NET ASSET VALUE, END OF PERIOD ............................   $  23.31               $  21.99
                                                                ========               ========
  Net asset value total return + ............................       10.0%                  22.0%
                                                                ========               ========
  Market value, end of period ...............................   $  22.25               $  21.80
                                                                ========               ========
  Total investment return ++ ................................        6.0%                  15.2%
                                                                ========               ========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets end of period (in 000's) .......................   $416,206               $390,209
  Ratio of net investment income to average net assets ......       0.42%(c)               0.47%(c)
  Ratio of operating expenses to average net assets (a) .....       1.15%(c)(d)            1.15%(c)
  Portfolio turnover rate ...................................       60.3%                 142.5%

------------------
+ Based on net asset value per share at commencement of operations of $19.06 per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for the period of less than one year is not annualized.
++ Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions. Total return for the period of less than one year is not annualized.
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
(a) The Fund incurred interest expense during the six months ended June 30, 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.13%.
(b)  Amount represents less than $0.005 per share.
(c)  Annualized.
(d) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the six months ended June 30, 2006 would have been 1.14%.
(e) The Gabelli Global Gold, Natural Resources & Income Trust commenced investment operations on March 31, 2005.
(f) The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.

                 See accompanying notes to financial statements.

                         AUTOMATIC DIVIDEND REINVESTMENT
                       AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

      It is the policy of The Gabelli Global Gold, Natural Resources & Income Trust ("Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to issue common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer ("AST") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

            The Gabelli Global Gold, Natural Resources & Income Trust
                          c/o American Stock Transfer
                                6201 15th Avenue
                               Brooklyn, NY 11219

      Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact AST at (888) 422-3262.

      If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

      The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not an American Stock Exchange ("ASE") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the ASE, or elsewhere, for the participants' accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

      The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

CASH PURCHASE PLAN

   The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

   Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

   SHAREHOLDERS WISHING TO LIQUIDATE SHARES held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

   For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

   The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days' written notice to participants in the Plan.

--------------------------------------------------------------------------------
            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                           AND YOUR PERSONAL PRIVACY

     WHO ARE WE?
     The Gabelli Global Gold, Natural Resources &Income Trust (the "Fund") is a closed-end investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCOInvestors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     When you purchase shares of the Fund on the American Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US. This would include information about the shares that you buy or sell, it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, WWW.SEC.GOV.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS
            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422


TRUSTEES

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA

Vincent D. Enright
  FORMER SENIOR VICE PRESIDENT &
  CHIEF FINANCIAL OFFICER,
  KEYSPAN ENERGY CORP.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER, LLP

Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Molly A.F. Marion
   VICE PRESIDENT AND OMBUDSMAN

James E. McKee
   SECRETARY

Agnes Mullady
   TREASURER

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York  10580-1422

CUSTODIAN
Mellon Trust of New England, N.A.

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR
American Stock Transfer and Trust Company

STOCK EXCHANGE LISTING
                                   Common
                                  --------
Amex -Symbol:                        GGN
Shares Outstanding:              17,851,705

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value may be obtained each day by calling (914) 921-5070.


--------------------------------------------------------------------------------
 For  general   information   about  the  Gabelli   Funds,   call   800-GABELLI
 (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL GOLD, NATURAL
RESOURCES & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM


SEMI-ANNUAL REPORT
JUNE 30, 2006

GGN SA 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 17,815,487
01/01/06
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
01/31/06
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 17,851,705
02/01/06
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
02/28/06
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 17,851,705
03/01/06
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
03/31/06
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 17,851,705
04/01/06
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
04/30/06
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 17,851,705
05/01/06
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
05/31/06
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 17,851,705
06/01/06
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
06/30/06
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred - N/A           Preferred - N/A            Preferred - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 7.5% or more from the net asset value of the shares.
         Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.
c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.
d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Global Gold, Natural Resources & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     September 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     September 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.